As filed with the Securities and Exchange Commission on March 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 76.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.3%

$8,801,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $8,801,000)	$8,801,000

Shares		Value
MONEY MARKET FUND - 2.5%
299,895	Fidelity Institutional Money Market Portfolio
	(Cost $299,895)	$299,895

	TOTAL SHORT-TERM INVESTMENTS - 76.8%
	(Cost $9,100,895)	$9,100,895

	TOTAL INVESTMENTS - 76.8%
	(Cost $9,100,895)	$9,100,895

	Other Assets in Excess of Liabilities - 23.2%	2,745,134

	TOTAL NET ASSETS - 100.0%	$11,846,029

Percentages are calculated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Schedule of Futures Contracts Purchased
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

297	NASDAQ 100 Mini Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $10,715,760)	$52,643

NASDAQ-100 Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	NASDAQ 100 Stock Index	10,660	$19,632,327	Wednesday, May 02, 2007	$(567,943)

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 77.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.6%

$2,800,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $2,800,000)	$2,800,000

Shares		Value
MONEY MARKET FUND - 10.3%
426,802	Fidelity Institutional Money Market Portfolio
	(Cost $426,802)	$426,802

	TOTAL SHORT-TERM INVESTMENTS - 77.9%
	(Cost $3,226,802)	$3,226,802

	Other Assets in Excess of Liabilities - 22.1%	917,515

	TOTAL NET ASSETS - 100.0%	$4,144,317

Percentages are calculated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Futures Contracts
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

61	NASDAQ 100 Mini Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $2,200,880)	$(19,310)

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	NASDAQ 100 Stock Index	4,525	$8,105,998	05/02/2007	$ 4,169

S&P 500 Bull 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 79.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.4%

$10,201,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $10,201,000)	$10,201,000

Shares		Value
MONEY MARKET FUND - 2.1%
276,955	Fidelity Institutional Money Market Portfolio
	(Cost $276,955)	$276,955

	TOTAL SHORT-TERM INVESTMENTS - 79.5%
	(Cost $10,477,955)	$10,477,955

	Other Assets in Excess of Liabilities - 20.5%	2,700,206

	TOTAL NET ASSETS - 100.0%	$13,178,161

Percentages are calculated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Schedule of Futures Contracts Purchased
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

188	S&P 500 Index Mini Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $13,566,550)	$107,042

S&P 500 Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P 500 Index	13,491	$19,311,738	Wednesday, May 02, 2007	$ 56,082

S&P 500 Bear 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 60.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.6%

$1,500,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $1,500,000)	$1,500,000

Shares		Value
MONEY MARKET FUND - 7.8%
221,376	Fidelity Institutional Money Market Portfolio
	(Cost $221,376)	$221,376

	TOTAL SHORT-TERM INVESTMENTS - 60.4%
	(Cost $1,721,376)	$1,721,376

	Other Assets in Excess of Liabilities - 39.6%	1,130,935

	TOTAL NET ASSETS - 100.0%	$2,852,311

Percentages are calculated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Schedule of Short Futures Contracts
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

45	S&P 500 Index Mini Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $3,247,313)	$(13,315)

S&P 500 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	2,709	$3,866,472	05/02/2007	$(24,145)

Japan Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 88.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 73.3%

$900,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $900,000)	$900,000

Shares		Value
MONEY MARKET FUND - 14.8%
181,172	Fidelity Institutional Money Market Portfolio
	(Cost $181,172)	$181,172

	TOTAL SHORT-TERM INVESTMENTS - 88.1%
	(Cost $1,081,172)	$1,081,172

	Other Assets in Excess of liabilities - 11.9%	146,741

	TOTAL NET ASSETS - 100.0%	$1,227,913

Percentages are calculated as a percent of net assets.

Japan Bull 2X Fund
Schedule of Futures Contracts Purchased
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

26	Nikkei 225 Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $2,261,350)	$5,233

Japan Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Nikkei 225 Index	12	$208,052	Monday, September 10, 2007	$(1,336)

Latin America Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK - 0.5%

4,000	Companhia Vale do Rio Doce ADR	$135,720

	TOTAL COMMON STOCK
	(Cost $130,714)	$135,720

INVESTMENT COMPANIES - 71.6%

3,300	iShares MSCI Brazil Index Fund	$156,585
3,500	iShares MSCI Mexico Index Fund	183,050
111,686	iShares S&P Latin America 40 Index Fund	19,451,234

	TOTAL INVESTMENT COMPANIES
	(Cost $18,989,604)	$19,790,869

Face Amount		Value
SHORT-TERM INVESTMENTS - 20.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.8%

$5,200,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $5,200,000)	$5,200,000

Shares		Value
MONEY MARKET FUND - 1.2%
326,846	Fidelity Institutional Money Market Portfolio
	(Cost $326,846)	$326,846

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,526,846)	$5,526,846

	TOTAL INVESTMENTS - 92.1%
	(Cost $24,647,164)	$25,453,435

	Other Assets in Excess of Liabilities - 7.9%	2,168,576

	TOTAL NET ASSETS - 100.0%	$27,622,011

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt

Latin America Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation / (Depreciation)

Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	190,794	$32,157,930	Thursday, June 14, 2007	$1,009,518
Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	12,800	2,233,217	Friday, January 25, 2008	(6,453)
Goldman Sachs & Co.	iShares MSCI Mexico Index Fund	1,000	50,620	Monday, July 23, 2007	1,559
					$1,004,624

Dollar Bear 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 96.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.5%

$1,900,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $1,900,000)	$1,900,000

Shares		Value
MONEY MARKET FUND - 14.6%
341,929	Fidelity Institutional Money Market Portfolio
	(Cost $341,929)	$341,929

	TOTAL SHORT-TERM INVESTMENTS - 96.1%
	(Cost $2,241,929)	$2,241,929

	Other Assets in Excess of Liabilities - 3.9%	89,964

	TOTAL NET ASSETS - 100.0%	$2,331,893

Percentages are calculated as a percent of net assets.

Dollar Bear 2.5X Fund
Schedule of Futures Contracts Purchased
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

5	British Pound Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $613,875)	$2,865

6	Canadian Dollar Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $510,600)	713

19	Euro FX Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $3,101,988)	24,090

7	Japanese Yen Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $729,838)	5,407

2	Swiss Franc Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $201,875)	1,554

		$34,629

Dollar Bear 2.5X Fund
Schedule of Short Futures Contracts Purchased
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS PURCHASED

9	Dollar Index Spot Future
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $759,870)	$(6,661)

Mid Cap Bull 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 17.4%

1,427	Midcap SPDR Trust Series I	$216,219

	TOTAL INVESTMENT COMPANIES
	(Cost $216,231)	$216,219

Face Amount		Value
SHORT-TERM INVESTMENTS - 11.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%

$100,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $100,000)	$100,000

Shares		Value
MONEY MARKET FUND - 3.3%
41,222	Fidelity Institutional Money Market Portfolio
	(Cost $41,222)	$41,222

	TOTAL SHORT-TERM INVESTMENTS - 11.3%
	(Cost $141,222)	$141,222

	TOTAL INVESTMENTS - 28.7%
	(Cost $357,453)	$357,441

	Other Assets in Excess of Liabilities - 71.3%	888,674

	TOTAL NET ASSETS - 100.0%	$1,246,115

Percentages are calculated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Schedule of Futures Contracts Purchased
January 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

19	Mid Cap 400 Mini Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $1,586,310)	$5,755

Mid Cap Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
July 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P 400 Mid Cap Index	1,577	$1,289,848	Thursday, May 03, 2007	$22,208

Total Market Bull 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 66.0%

5,742	Vanguard Total Stock Market VIPERs

	TOTAL INVESTMENT COMPANIES	$819,613
	(Cost $788,856)

Face Amount		Value
SHORT-TERM INVESTMENTS - 15.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%

$100,000	Federal Home Loan Bank
	Discount Note, 4.96%, 02/01/2007
	(Cost $100,000)	$100,000

Shares		Value
MONEY MARKET FUND - 7.0%
86,610	Fidelity Institutional Money Market Portfolio
	(Cost $86,610)	$86,610

	TOTAL SHORT-TERM INVESTMENTS - 15.1%
	(Cost $186,610)	$186,610

	TOTAL INVESTMENTS - 81.1%
	(Cost $975,466)	$1,006,223

	Other Assets in Excess of Liabilities - 18.9%	234,949

	TOTAL NET ASSETS - 100.0%	$1,241,172

Percentages are calculated as a percent of net assets.

Total Market Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
January 31, 2007 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Vanguard Total Stock Market VIPERs	16,000	$2,267,329	05/03/2007	$ 11,201

The cost basis of investments for federal income tax purposes at 1/31/07 was as follows*:

	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund	S&P 500 Bull 2.5 X Fund	S&P 500 Bear 2.5X Fund

Cost of Investments	$9,100,895	3,226,802	10,477,955	1,721,376

Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/depreciation	—	—	—	—

	Japan Bull 2X Fund	Latin America Bull 2X Fund	Dollar Bear 2.5X Fund	Mid Cap Bull 2.5X Fund

Cost of Investments	$1,081,172	24647164	2,241,929	357,453

Gross unrealized appreciation	—	807,561	—	—
Gross unrealized depreciation	—	(1,290)	—	(12)

Net unrealized appreciation/depreciation	—	806,271	—	(12)

	Total Market Bull 2.5X Fund

Cost of Investments	$975,466

Gross unrealized appreciation	30,792
Gross unrealized depreciation	(35)

Net unrealized appreciation/depreciation	30,757

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments outstanding because this is the Fund's first fiscal year and no tax adjustments have been calculated.

Total Market Bear 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Mid Cap Bear 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bull 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bear 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Dollar Bull 2.5X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Japan Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Latin America Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Commodity Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bull 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bear 2X Fund
Schedule of Investments
January 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Funds

By (Signature and Title) /s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date 3/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date 3/29/07

By (Signature and Title)* /s/ Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date 3/27/07

* Print the name and title of each signing officer under his or her signature.